Prepayments and other current assets (Tables)	12 Months Ended
Dec. 31, 2024
Prepayments and other current assets
Schedule of prepayments and other assets

	As of December 31,
	2023	2024
Prepayments and other current assets
VAT recoverable and refund	55,403	62,620
Prepayments to vendors (Note a)	46,277	18,848
Deferred charges	7,546	3,808
Deposits	3,746	2,150
Others (Note b)	9,270	3,448
Total	122,242	90,874